Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
S 000080117 [Member] | C 000241789 [Member]
Prospectus [Line Items]
Annual Return [Percent]	(2.32%)	14.58%
S 000080116 [Member] | C 000241788 [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.97%	12.64%